WireRedemptionFeeIfSuchServicesAreRequested [Member] Investment Strategy - GREEN CENTURY EQUITY FUND	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests substantially all of its assets in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index (the KLD400 ex Fossil Fuels Index or the Index), a custom index calculated by MSCI, Inc. The KLD400 ex Fossil Fuels Index is comprised of the common stocks of the approximately 400 companies in the MSCI KLD 400 Social Index (the KLD400 Index), minus the stocks of the companies that:
•	Explore for, extract, produce, manufacture or refine coal, oil or gas;
•	Produce or transmit electricity derived from fossil fuels or transmit natural gas; or
•	Have carbon reserves.
Companies included in the KLD400 Index are identified based on a review of ESG ratings; the KLD400 Index is composed of companies with what MSCI calculates to have high ESG ratings.
MSCI ESG Research’s process in constructing the KLD400 Index includes the identification of the following key ESG issues by industry; measuring a company’s risk exposure for each key issue; and measuring a company’s risk management for each key issue:
•	Environmental issues, including:
-	Climate Change: carbon emissions; product carbon footprint; financing environmental impact; and climate change vulnerability.
-	Natural Capital: water stress; biodiversity and land use; and raw material sourcing.
-	Pollution and Waste: toxic emissions and waste; packaging material and waste; and electronic waste.
-	Environmental Opportunities: clean technology; green building; and renewable energy.
•	Social issues, including:
-	Human Capital: labor management; health and safety; human capital development; and supply chain labor standards.
-	Product Liability: product safety and quality; chemical safety; financial product safety; privacy and data security; responsible investment; and insuring health and demographic risk.
-	Stakeholder Opposition: controversial sourcing.
-	Social Opportunities: access to communication; access to finance; access to health care; and opportunities in nutrition and health.
•	Governance issues, including:
-	Corporate Governance: board; pay; ownership and accounting.
-	Corporate Behavior: business ethics; anti-competitive practices; corruption and instability; financial system instability; and tax transparency.
Companies that MSCI ESG Research has determined to have significant business involvement in the following will not be included in the KLD400 Index:
•	Companies that are primarily engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment.
•	Companies that are primarily engaged in the manufacture of tobacco products, which are linked to air pollution, deforestation, and plastic pollution, as well as health problems.
•	Companies that have a significant business involvement in genetically modified organisms (GMOs) whose use has led to increased use of toxic herbicides.
•	Companies that are in industries that produce firearms or military weapons.
•	Companies that are primarily engaged in gambling, alcohol or adult entertainment
Green Century believes that those companies which seek to manage their ESG risk may be better prepared to avoid reputational, competitive, regulatory and material risks and may benefit financially as a result.
The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the KLD400 ex Fossil Fuels Index. The weightings of the stocks in the KLD400 ex Fossil Fuels Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the KLD400 ex Fossil Fuels Index and the Index is more heavily weighted in large than in small companies. As of September 30, 2025, large‑cap U.S. companies (defined as companies with market capitalizations of over $10 billion) represented approximately 98.36% of the market value of the investments of the Fund. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the KLD400 ex Fossil Fuels Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Fund’s ability to duplicate the performance of the KLD400 ex Fossil Fuels Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund’s expenses. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with certain regulatory limitations, including diversification requirements under the 1940 Act and the Internal Revenue Code of 1986, as amended.
Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments.